LONG-TERM DEBT	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT
Long-term debt consists of:

	December 31,
	2019	2018
	(In thousands)
ANGI Term Loan due November 5, 2023	$247,500	$261,250
Less: current portion of ANGI Term Loan	13,750	13,750
Less: unamortized debt issuance costs	1,804	2,529
Total long-term debt, net	$231,946	$244,971
ANGI Term Loan and ANGI Credit Facility
On November 1, 2017, ANGI borrowed $275 million under a five-year term loan facility ("ANGI Term Loan"). On November 5, 2018, the ANGI Term Loan was amended and restated, and is now due on November 5, 2023. At both December 31, 2019 and 2018, the ANGI Term Loan bears interest at LIBOR plus 1.50%. The spread over LIBOR is subject to change in future periods based on ANGI's consolidated net leverage ratio. The interest rate was 3.25% and 3.98% at December 31, 2019 and 2018, respectively. Interest payments are due at least quarterly through the term of the loan. Additionally, there are quarterly principal payments of $3.4 million through December 31, 2021, $6.9 million for the one-year period ending December 31, 2022 and $10.3 million through maturity of the loan when the final amount of $161.6 million is due.
The terms of the ANGI Term Loan require ANGI to maintain a consolidated net leverage ratio of not more than 4.5 to 1.0 and a minimum interest coverage ratio of not less than 2.0 to 1.0 (in each case as defined in the credit agreement). The ANGI Term Loan also contains covenants that would limit ANGI’s ability to pay dividends, make distributions or repurchase ANGI stock in the event a default has occurred or ANGI’s consolidated net leverage ratio exceeds 4.25 to 1.0. There are additional covenants under the ANGI Term Loan that limit the ability of ANGI and its subsidiaries to, among other things, incur indebtedness, pay dividends or make distributions.
On November 5, 2018, ANGI entered into a five-year $250 million revolving credit facility (the "ANGI Credit Facility"). At December 31, 2019 and 2018, there were no outstanding borrowings under the ANGI Credit Facility. The annual commitment fee on undrawn funds is based on the consolidated net leverage ratio most recently reported and is 25 basis points at both December 31, 2019 and 2018. Borrowings under the ANGI Credit Facility bear interest, at ANGI's option, at either a base rate or LIBOR, in each case plus an applicable margin, which is based on ANGI's consolidated net leverage ratio. The financial and other covenants are the same as those for the ANGI Term Loan.
The ANGI Term Loan and ANGI Credit Facility are guaranteed by ANGI's wholly-owned material domestic subsidiaries and are secured by substantially all assets of ANGI and the guarantors, subject to certain exceptions.
IAC Group Credit Facility
On October 2, 2017, IAC Group, LLC ("IAC Group") entered into a joinder agreement by and among IAC Group, Old IAC, and each of the other parties to the IAC Credit Facility. Pursuant to the joinder agreement, IAC Group became the successor borrower under the IAC Credit Facility and Old IAC's obligations under the credit agreement were terminated. IAC Group is included within these combined financial statements and will become a subsidiary of New IAC upon the consummation of the Separation.
At December 31, 2019, IAC Group has a $250 million revolving credit facility (the "IAC Group Credit Facility"), that expires on November 5, 2023. At December 31, 2019 and 2018, there were no outstanding borrowings under the IAC Group Credit Facility. The annual commitment fee on undrawn funds is based on the consolidated net leverage ratio (as defined in the agreement) most recently reported, and is 20 basis points at both December 31, 2019 and 2018. Borrowings under the IAC
Group Credit Facility bear interest, at IAC Group's option, at a base rate or LIBOR, in each case, plus an applicable margin, which is based on IAC Group's consolidated net leverage ratio. The terms of the IAC Group Credit Facility require that IAC Group maintains a consolidated net leverage ratio of not more than 3.25 to 1.0 before the date on which IAC Group no longer holds majority of the outstanding voting stock of ANGI ("Trigger Date") and no greater than 2.75 to 1.0 on or after the Trigger Date. The terms of the IAC Group Credit Facility also restrict IAC Group's ability to incur additional indebtedness. Borrowings under the IAC Group Credit Facility are unconditionally guaranteed by certain of our wholly-owned domestic subsidiaries and are also secured by the stock of certain of our domestic and foreign subsidiaries, including the shares of Match Group and ANGI owned by IAC Group. Following the Separation, Match Group will no longer secure the IAC Group Credit Facility.
Maturities of long-term debt liabilities as of December 31, 2019 (in thousands):

Years Ending December 31,
2020	$13,750
2021	13,750
2022	27,500
2023	192,500
Total	247,500
Less: current portion of long-term debt	13,750
Less: unamortized debt issuance costs	1,804
Total long-term debt, net	$231,946